Commitments and Contingencies (Details Narrative) - USD ($)										1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 29, 2025	Jan. 20, 2025	Jan. 14, 2025	Jan. 14, 2025	Feb. 09, 2024	Jan. 16, 2024	Jan. 10, 2024	Nov. 30, 2023	Sep. 05, 2023	Apr. 30, 2025	Jan. 20, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024
Loss Contingencies [Line Items]
Operating lease liability												$ 870,406	$ 870,406
Discount rate												8.00%	8.00%
Operating lease right of use asset												$ 252,435	$ 299,722	$ 479,027	$ 252,405
Operating lease liability current												223,835	212,964	214,752	223,835
Operating lease liability non current												52,153	114,148	304,907	$ 52,153
Accreted interest expense												6,203	34,655	49,010
Rent expense												$ 66,237	267,735	213,960
Shares issued								330,619
Loss damages sought								$ 2,000,000
Issuance of stock, value													$ 358,543	$ 3,450,675
Litigation settlement expense	$ 350,000				$ 600,000	$ 380,000	$ 4,000,000
Damages estimated					$ 750,000		$ 3,000,000		$ 500,000
Warrant to acquire, shares							1,656,050
Common stock issuable upon the exercise													219,000
Exercise price													$ 0.42
Subsequent Event [Member]
Loss Contingencies [Line Items]
Litigation settlement expense	$ 350,000									$ 400,000
Intracoastal Settlement Agreement [Member]
Loss Contingencies [Line Items]
Issuance of stock, value			$ 875,000
Litigation settlement expense				$ 175,000
Intracoastal Settlement Agreement [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Litigation settlement expense				$ 175,000
Bigger Settlement Agreement [Member]
Loss Contingencies [Line Items]
Pay bigger capital		$ 375,000
Bigger Settlement Agreement [Member] | Bigger Warrants [Member]
Loss Contingencies [Line Items]
Common stock issuable upon the exercise		5,332,889
Exercise price		$ 0.4348
Bigger Settlement Agreement [Member] | Convertible Bigger Note [Member]
Loss Contingencies [Line Items]
Maturity date		Jun. 30, 2025
Convertible notes payable		$ 3,500,000									$ 3,500,000
Bigger Settlement Agreement [Member] | Secured Convertible Bigger Note [Member]
Loss Contingencies [Line Items]
Secured convertible note		$ 1,750,000									1,750,000
Maturity date		Dec. 31, 2026
Bigger Settlement Agreement [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Pay bigger capital											$ 375,000
Bigger Settlement Agreement [Member] | Subsequent Event [Member] | Bigger Warrants [Member]
Loss Contingencies [Line Items]
Common stock issuable upon the exercise											5,332,889
Exercise price											$ 0.4348
Bigger Settlement Agreement [Member] | Subsequent Event [Member] | Convertible Bigger Note [Member]
Loss Contingencies [Line Items]
Maturity date											Jun. 30, 2025
Convertible notes payable		$ 3,500,000									$ 3,500,000
Bigger Settlement Agreement [Member] | Subsequent Event [Member] | Secured Convertible Bigger Note [Member]
Loss Contingencies [Line Items]
Secured convertible note		$ 1,750,000									$ 1,750,000
Maturity date											Dec. 31, 2026